Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 28, 2015
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2015
Prospectus Date	rr_ProspectusDate	Jan. 28, 2015
Navigator Tactical Fixed Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek total return
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary goal of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to inves in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page [xx] of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 7%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to achieve its investment objective, the Fund will invest, under normal circumstances, at least 80% of its assets, defined as net assets plus the amount of any borrowings for investment purposes, in long and/or short positions in fixed income securities (“80% investment policy”). For purposes of the 80% investment policy, the Fund defines fixed income securities as including (i) bills, (ii) notes, (iii) structured notes, (iv) bonds, (v) preferred stocks, (vi) any other debt or debt-related securities of any maturities, whether issued by U.S. or non-U.S. governments, agencies or instrumentalities thereof or corporate entities, and having fixed, variable, floating or inverse floating rates, (vii) fixed income derivatives including options, financial futures, options on futures and swaps, and (viii) underlying funds (defined below) that invest primarily in fixed income securities, or (ix) other evidences of indebtedness. The Fund may invest in debt securities of any maturity or credit quality, including those rated below investment grade (“high yield securities”). Below investment grade debt securities are those rated below Baa3 by Moody’s Investors Service or equivalently by another nationally recognized statistical rating organization (NRSRO). The Fund may invest in underlying funds including mutual funds, exchange traded funds (“ETFs”) and inverse ETFs (collectively, “Underlying Funds”).

The Fund may also purchase or write (sell) credit default swaps (“CDS”) or credit default swap indexes (“CDX”), which are credit derivatives used to hedge credit risk and/or take a position on a basket of credit entities. Unlike a credit default swap, which is an over the counter derivative, a CDX may be exchange traded, or sold over the counter. Each CDX is designed to track a basket of credit entities, which may be standard or customized. This means that it may be more liquid than a credit default swap, and it may be cheaper to hedge the Fund’s portfolio with a CDX than it would be to buy many single name credit default swaps to achieve a similar effect. The Fund may also purchase or sell total return swaps or invest in inverse ETFs to hedge its long positions.

The Fund’s strategy is primarily driven by a modeling process which measures the relative strength or momentum of various fixed income assets classes against one another. Using this momentum-based strategy, the Fund will tactically shift its holdings and asset allocations accordingly. . The adviser’s process uses relative strength models to determine the Fund’s allocation among high yield securities, intermediate to long-term Treasuries, and T-bills. That analysis assists the adviser to determine the preferred asset class, which in turn drives the individual security selection. Thus, when the high yield asset class is favored, the Fund will invest in other high yield mutual funds, ETFs, individual high yield securities, preferred stocks, and synthetic high yield investments. Conversely, when the favored asset class is Treasuries, the adviser will sell and/or hedge the Fund’s high yield exposure by short-selling common stocks, entering into puts or put spreads on individual stocks or equity indices, futures, selected to replicate the credit component of high yield corporate bonds and increase the Fund’s exposure to Treasuries through bonds, notes, ETFs and synthetic investments designed to do so.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The adviser may engage in active and frequent trading to achieve the Fund’s investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	In seeking to achieve its investment objective, the Fund will invest, under normal circumstances, at least 80% of its assets, defined as net assets plus the amount of any borrowings for investment purposes, in long and/or short positions in fixed income securities ("80% investment policy").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Credit Default Swap Risk: Credit default swaps (“CDS”), a type of derivative instrument, involve special risks and may result in losses to the Fund. CDS are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks. CDS may in some cases be illiquid, and they increase credit risk since the Fund has exposure to the issuer of the referenced obligation and either the counterparty to the credit default swap or, if it is a cleared transaction, the brokerage firm through which the trade was cleared and the clearing organization that is the counterparty to that trade. In addition, for cleared trades, the brokerage firm would impose margin requirements and would be able to require termination of those trades in certain circumstances. Certain CDS will be required to be traded on a regulated execution facility or contract market that makes them available for trading. The transition to trading these swaps on such a facility or contract market may not result in swaps being easier to trade or value and may present certain execution risks if such a facility or contract market does not operate properly. Swaps may be difficult to unwind or terminate.

• CDX Risk – A CDX is subject to the risks of the underlying credit default swap obligations, which include risks such as concentration risk and counterparty risk. Concentration risk refers to the certain large institutional buyers may take large positions in credit default swaps, and the failure of such a buyer could materially adversely affect the credit default swap market as a whole. Counterparty risk refers to the risk that the counterparty to the swap will default on its obligation to pay.

• Credit Risk – The issuer of a fixed income security may not be able to make interest or principal payments when due. Generally, the lower the credit rating of a security, the greater the risk is that the issuer will default on its obligation.

• Derivatives Risk – The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures, options and swaps, which can be riskier than traditional investments because they may involve leverage, be illiquid, suffer counterparty default and limit gains. Equity market-related swap contracts (including total return swaps and CDS) and options involve leverage risk, tracking risk and counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses. There is a risk that adverse price movements in a swap instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited).

• Equity Market Risk – Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

• Fixed Income Risk: The value of the Fund’s investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

• Government-Sponsored Entities Risk: The Fund invests in securities issued or guaranteed by government-sponsored entities, but these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

• Hedging Risk – When the adviser believes market conditions are unfavorable, the adviser may attempt to “hedge” with defensive positions and strategies including, for example, holding substantial positions in lower-yield fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds.

• High-Yield Bond Risk – Lower-quality bonds, known as high-yield bonds or “junk bonds,” present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).

• Interest Rate Risk – The value of the Fund may fluctuate based on changes in interest rates and market conditions. As interest rates rise, the value of income producing instruments may decrease. This risk increases as the term of the note increases.

• Issuer-Specific Risk – The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Leverage Risk: The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

• Limited History of Operations Risk – The Fund has a limited history of operations for investors to evaluate.

• Management Style Risk – The adviser’s judgments about the potential appreciation of a particular security in which the Fund invests may prove to be incorrect.

• Non-Diversification Risk – As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Options Risk - The Fund may lose the entire put or call option premium paid if the reference asset or index does not decrease below or rise above the respective strike price before expiration. Options may not be an effective hedge because they may have imperfect correlation to the value of the Fund’s assets.

• Portfolio Turnover Risk – A higher portfolio turnover may result in higher transactional and brokerage costs.

• Preferred Stock Risk: Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

• Short Selling and Short Position Risk: The Fund may engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with conservative stock or bond funds. Positions in shorted securities and derivatives are speculative and more risky than “long” positions (purchases) because the cost of the replacement security or derivative is unknown. Therefore, the potential loss on an uncovered short is unlimited, whereas the potential loss on long positions is limited to the original purchase price. You should be aware that any strategy that includes selling securities short could suffer significant losses. Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes.

• Small and Medium Company Credit Risk: Small and mid-sized companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Therefore, equity or fixed income securities issued by smaller companies may pose greater credit risk than is generally associated with the securities of larger, more established companies.

• Stock Market Risk – Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Structured Notes Risk – Structured notes involve leverage risk, tracking risk and issuer default risk.

• Swap Risk – Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money.

• Underlying Funds Risk - Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to specific risks, depending on the nature of the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling 1-877-766-2264 or visiting www.navigatorfund.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-766-2264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.navigatorfund.com
Navigator Tactical Fixed Income Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NTBAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.19%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	589
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,042
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,522
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,840
Navigator Tactical Fixed Income Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NTBCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.06%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.12%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	297
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,134
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,986
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,188
Navigator Tactical Fixed Income Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NTBIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.80%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	183
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	566
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	975
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,116

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until January 31, 2016, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advisor)) will not exceed 1.50%, 2.25%, and 1.25% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.